Shareholder Report, Average Annual Return (Details)	12 Months Ended		24 Months Ended	43 Months Ended	52 Months Ended	60 Months Ended	69 Months Ended	77 Months Ended	81 Months Ended			93 Months Ended	120 Months Ended
	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
C000206903
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Alta Quality Growth Fund - I
C000206932
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FullerThaler Behavioral Micro-Cap Equity Fund - Institutional
C000244274
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FullerThaler Behavioral Mid-Cap Equity Fund - Institutional
C000206947
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FullerThaler Behavioral Mid-Cap Value Fund - A
C000225339
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FullerThaler Behavioral Mid-Cap Value Fund - C
C000196718
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FullerThaler Behavioral Mid-Cap Value Fund - Institutional
C000196717
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FullerThaler Behavioral Mid-Cap Value Fund - Investor
C000196719
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FullerThaler Behavioral Mid-Cap Value Fund - R6
C000206944
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FullerThaler Behavioral Small-Cap Equity Fund - A
C000206943
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FullerThaler Behavioral Small Cap Eq - C
C000161067
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FullerThaler Behavioral Small-Cap Equity Fund - Institutional
C000161065
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FullerThaler Behavioral Small-Cap Equity Fund - Investor
C000161066
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FullerThaler Behavioral Small-Cap Equity Fund - R6
C000206945
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FullerThaler Behavioral Small-Cap Growth Fund - A
C000206946
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FullerThaler Behavioral Small-Cap Growth Fund - C
C000196715
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FullerThaler Behavioral Small-Cap Growth Fund - Institutional
C000196714
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FullerThaler Behavioral Small-Cap Growth Fund - Investor
C000196716
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FullerThaler Behavioral Small-Cap Growth Fund - R6
C000206937
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FullerThaler Behavioral Small-Mid Core Equity Fund - A
C000225341
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FullerThaler Behavioral Small-Mid Core Equity Fund - C
C000206938
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FullerThaler Behavioral Small-Mid Core Equity Fund - Institu
C000206936
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FullerThaler Behavioral Small-Mid Core Equity Fund - R6
C000206942
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FullerThaler Behavioral Unconstrained Equity Fund - A
C000225342
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FullerThaler Behavioral Unconstrained Equity Fund - C
C000206939
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FullerThaler Behavioral Unconstrained Equity Fund - Institut
C000206941
Average Annual Return [Line Items]
Line Graph and Table Measure Name	FullerThaler Behavioral Unconstrained Equity Fund - R6
C000211210
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Guardian Capital Dividend Growth Fund - I
C000216962
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Guardian Capital Fundamental Global Equity Fund - I
Without Sales Load [Member] | C000206903
Average Annual Return [Line Items]
Average Annual Return, Percent	9.67%					9.43%				12.54%
Without Sales Load [Member] | C000206932
Average Annual Return [Line Items]
Average Annual Return, Percent	12.11%					11.19%					7.09%
Without Sales Load [Member] | C000244274
Average Annual Return [Line Items]
Average Annual Return, Percent	8.71%		18.05%
Without Sales Load [Member] | C000206947
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.92%)			4.64%
Without Sales Load [Member] | C000225339
Average Annual Return [Line Items]
Average Annual Return, Percent	(2.42%)			4.10%
Without Sales Load [Member] | C000196718
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.54%)					13.88%						8.25%
Without Sales Load [Member] | C000196717
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.91%)					13.54%						7.93%
Without Sales Load [Member] | C000196719
Average Annual Return [Line Items]
Average Annual Return, Percent	(1.45%)					14.00%						8.35%
Without Sales Load [Member] | C000206944
Average Annual Return [Line Items]
Average Annual Return, Percent	8.50%					18.17%				15.68%
Without Sales Load [Member] | C000206943
Average Annual Return [Line Items]
Average Annual Return, Percent	7.87%					17.48%				14.99%
Without Sales Load [Member] | C000161067
Average Annual Return [Line Items]
Average Annual Return, Percent	8.84%					18.52%							13.62%
Without Sales Load [Member] | C000161065
Average Annual Return [Line Items]
Average Annual Return, Percent	8.53%					18.17%							13.33%
Without Sales Load [Member] | C000161066
Average Annual Return [Line Items]
Average Annual Return, Percent	8.98%					18.65%							13.76%
Without Sales Load [Member] | C000206945
Average Annual Return [Line Items]
Average Annual Return, Percent	16.29%					16.54%				17.90%
Without Sales Load [Member] | C000206946
Average Annual Return [Line Items]
Average Annual Return, Percent	15.70%					15.95%				17.31%
Without Sales Load [Member] | C000196715
Average Annual Return [Line Items]
Average Annual Return, Percent	16.68%					16.91%						15.49%
Without Sales Load [Member] | C000196714
Average Annual Return [Line Items]
Average Annual Return, Percent	16.33%					16.59%						15.18%
Without Sales Load [Member] | C000196716
Average Annual Return [Line Items]
Average Annual Return, Percent	16.80%					17.02%						15.59%
Without Sales Load [Member] | C000206937
Average Annual Return [Line Items]
Average Annual Return, Percent	0.41%			5.98%
Without Sales Load [Member] | C000225341
Average Annual Return [Line Items]
Average Annual Return, Percent		0.92%
Without Sales Load [Member] | C000206938
Average Annual Return [Line Items]
Average Annual Return, Percent	0.80%					12.76%			12.35%
Without Sales Load [Member] | C000206936
Average Annual Return [Line Items]
Average Annual Return, Percent		1.90%
Without Sales Load [Member] | C000206942
Average Annual Return [Line Items]
Average Annual Return, Percent	13.45%				9.99%
Without Sales Load [Member] | C000225342
Average Annual Return [Line Items]
Average Annual Return, Percent	13.11%				9.60%
Without Sales Load [Member] | C000206939
Average Annual Return [Line Items]
Average Annual Return, Percent	13.71%					16.10%			17.14%
Without Sales Load [Member] | C000206941
Average Annual Return [Line Items]
Average Annual Return, Percent	13.72%					16.15%			17.22%
Without Sales Load [Member] | C000211210
Average Annual Return [Line Items]
Average Annual Return, Percent	10.94%					12.48%		11.87%
Without Sales Load [Member] | C000216962
Average Annual Return [Line Items]
Average Annual Return, Percent	(4.59%)					6.33%	6.58%
S&P 500 Index TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.60%					16.47%				17.45%
Russell 1000 Equal Weight Index Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Equal Weight Index
Average Annual Return, Percent	9.00%					12.19%					11.93%
Russell 1000 Equal Weight Index Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Equal Weight Index
Average Annual Return, Percent	9.00%		17.39%
Russell 1000 Equal Weight Index Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Equal Weight Index
Average Annual Return, Percent	9.00%			6.59%
Russell 1000 Equal Weight Index Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Equal Weight Index
Average Annual Return, Percent	9.00%			6.59%
Russell 1000 Equal Weight Index Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Equal Weight Index
Average Annual Return, Percent	9.00%					12.19%						8.90%
Russell 1000 Equal Weight Index Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Equal Weight Index
Average Annual Return, Percent	9.00%					12.19%						8.90%
Russell 1000 Equal Weight Index Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Equal Weight Index
Average Annual Return, Percent	9.00%					12.19%						8.90%
Russell 1000 Equal Weight Index Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Equal Weight Index
Average Annual Return, Percent	9.00%					12.19%				11.70%
Russell 1000 Equal Weight Index Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Equal Weight Index
Average Annual Return, Percent	9.00%					12.19%				11.70%
Russell 1000 Equal Weight Index Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Equal Weight Index
Average Annual Return, Percent	9.00%					12.19%							10.60%
Russell 1000 Equal Weight Index Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Equal Weight Index
Average Annual Return, Percent	9.00%					12.19%							10.60%
Russell 1000 Equal Weight Index Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Equal Weight Index
Average Annual Return, Percent	9.00%					12.19%							10.60%
Russell 1000 Equal Weight Index Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Equal Weight Index
Average Annual Return, Percent	9.00%					12.19%				11.70%
Russell 1000 Equal Weight Index Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Equal Weight Index
Average Annual Return, Percent	9.00%					12.19%				11.70%
Russell 1000 Equal Weight Index Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Equal Weight Index
Average Annual Return, Percent	9.00%					12.19%						8.90%
Russell 1000 Equal Weight Index Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Equal Weight Index
Average Annual Return, Percent	9.00%					12.19%						8.90%
Russell 1000 Equal Weight Index Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Equal Weight Index
Average Annual Return, Percent	9.00%					12.19%						8.90%
Russell 1000 Equal Weight Index Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Equal Weight Index
Average Annual Return, Percent	9.00%			6.59%
Russell 1000 Equal Weight Index Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Equal Weight Index
Average Annual Return, Percent		9.85%
Russell 1000 Equal Weight Index Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Equal Weight Index
Average Annual Return, Percent	9.00%					12.19%			12.01%
Russell 1000 Equal Weight Index Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Equal Weight Index
Average Annual Return, Percent		9.85%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.41%				11.64%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.41%				11.64%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.41%					15.74%			17.15%
Russell 3000 Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	17.41%					15.74%			17.15%
MSCI WORLD INDEX Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	17.25%					14.41%		13.03%
MSCI WORLD INDEX Net (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI World Index
Average Annual Return, Percent	17.25%					14.41%	12.83%
Russell 1000 Growth Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	25.63%					17.59%				21.88%
Russell Microcap Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Microcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	22.55%					11.98%					10.81%
Russell Midcap Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	11.11%		20.64%
Russell Midcap Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	7.58%			7.87%
Russell Midcap Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	7.58%			7.87%
Russell Midcap Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	7.58%					13.66%						8.22%
Russell Midcap Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	7.58%					13.66%						8.22%
Russell Midcap Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	7.58%					13.66%						8.22%
Russell 2000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	10.76%					11.56%				10.61%
Russell 2000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	10.76%					11.56%				10.61%
Russell 2000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	10.76%					11.56%							9.77%
Russell 2000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	10.76%					11.56%							9.77%
Russell 2000 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	10.76%					11.56%							9.77%
Russell 2000 Growth Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	13.56%					8.41%				10.83%
Russell 2000 Growth Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	13.56%					8.41%				10.83%
Russell 2000 Growth Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	13.56%					8.41%						7.88%
Russell 2000 Growth Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	13.56%					8.41%						7.88%
Russell 2000 Growth Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	13.56%					8.41%						7.88%
Russell 2500 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	10.16%			7.63%
Russell 2500 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		11.65%
Russell 2500 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	10.16%					12.09%			12.09%
Russell 2500 Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent		11.65%
Russell Midcap Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	11.11%				6.65%
Russell Midcap Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	11.11%				6.65%
Russell Midcap Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	11.11%					12.66%			13.47%
Russell Midcap Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell Midcap<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	11.11%					12.66%			13.47%